Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

(7)                     Fair Value Measurements

(a)                    Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2012:

		Fair value measurements at
		December 31, 2011
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	490	—	490	—
Total	490	—	490	—

Liabilities:
Interests rate swap contract	23,370	—	—	23,370
Total	23,370	—	—	23,370

		Fair value measurements at
		December 31, 2012
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	3,323	—	3,323	—
Total	3,323	—	3,323	—

Liabilities:
Interests rate swap contract	13,557	—	—	13,557
Total	13,557	—	—	13,557

The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2010, 2011 and 2012:

Liabilities
Interest rate swap
Balance at December 31, 2009	22,986
Total realized and unrealized losses:
Included in earnings	22,945
Included in other comprehensive income	—
Settlement	(15,268)
Balance at December 31, 2010	30,663
Total losses for 2010:
included in earnings attributable to the change in unrealized losses relating to liabilities held at December 31, 2010	7,677

Liabilities
Interest rate swap
Balance at December 31, 2010	30,663
Total realized and unrealized losses:
Included in earnings	8,481
Included in other comprehensive income	—
Settlement	(15,774)
Balance at December 31, 2011	23,370
Total gain for 2011:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2011	(7,293)

Liabilities
Interest rate swap
Balance at December 31, 2011	23,370
Total realized and unrealized losses:
Included in earnings	1,958
Included in other comprehensive income	—
Settlement	(11,771)
Balance at December 31, 2012	13,557
Total gain for 2012:
included in earnings attributable to the change in unrealized gain relating to liabilities held at December 31, 2012	(9,813)

The following table presents fair value measurements of assets and liabilities that are measured at fair value on a nonrecurring basis at December 31, 2011 and 2012, respectively:

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
	December	identical	observable	unobservable
	31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	12,389,184	—	—	12,389,184	2,275,024
Goodwill	—	—	—	Nil(*)	273,382

* As further described in note (23), the Company recorded a full impairment of its goodwill based on its estimated implied fair value of nil as of December 31, 2011. The estimated implied fair value was determined based on certain Level 3 unobservable inputs.

		Quoted
		prices in
		active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)	Total losses
Property, plant and equipment, net	13,218,200	—		13,218,200	200,497

(b)                    Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

•                Short-term financial instruments (cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

•                Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying value of the long-term debt and long-term payable approximate their fair values as the long-term debts and long-term payable carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•                Convertible senior notes - as of December 31, 2011, the fair value of the convertible senior notes, determined based on quoted market value of the notes, was approximately RMB 9,317.

•                Senior secured convertible notes — It is not practicable to estimate the fair value of the Company’s senior secured convertible notes as of December 31, 2011 without incurring excessive costs because of the lack of an unobservable market data and complexity of the conversion rate adjustment feature. All of senior secured convertible notes were converted into the Company’s ordinary shares during 2012.  Additional information pertinent to these notes is provided in note (12).

•                Medium-term notes — fair value is based on the amount of future cash flows associated with the debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. As of December 31, 2012, the carrying value of the medium-term notes approximate its fair value as the current incremental borrowing rate for similar types of borrowing arrangements did not differ significantly from the borrowing rate carried by the medium-term notes.

•                Foreign currency forward contract — as of December 31, 2011 and 2012, the fair value is determined by discounting estimated future cash flow, which is based on the changes in the forward rate.

•                Interests swap contract — as of December 31, 2011 and 2012 the fair value is determined by using pricing models developed based on the London Interbank Offered Rate (“LIBOR”) swap rate and other unobservable market data.